Income taxes, Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of income tax expense [Abstract]
Profit before income tax	$ 342,177	$ 778,453	$ 799,526
Tax calculated at a tax rate of 17% (2024: 0%, 2023: 0%)	58,170	0	0
Exempt shipping profit under Section 13A & 13E of the Singapore Income Tax Act	(51,472)	0	0
Effect of different tax rates in other countries and effects from Pillar 2.0 top up taxes	(2,309)	0	0
Tax on income derived from non-shipping activities	4,389	5,849	6,540
Over provision of income tax in prior years	(1,894)	(1,431)	(289)
Income tax expense	$ 2,495	$ 4,418	$ 6,251
Tax rate	17.00%	0.00%	0.00%